Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Tel. +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

October 28, 2015

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust: Post-Effective Amendment No. 58 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 58”). The purpose of PEA No. 58 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 50 filing, filed on August 27, 2015 and Post-Effective Amendment No. 51 filing, filed on August 28, 2015; (ii) incorporate updated financial information for the fiscal year ended June 30, 2015 and (iii) make other non-material changes to the Trust’s Prospectuses and Statements of Additional Information dated October 31, 2015.

I hereby certify that PEA No. 58 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

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